Subsequent Events (Details) - USD ($)			6 Months Ended
	Nov. 21, 2023	Nov. 03, 2023	Jun. 30, 2023	Nov. 09, 2023	Oct. 19, 2023	Aug. 02, 2023
Subsequent Events [Line Items]
Gross proceeds			$ 15,200,000
IPO [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)			3,800,000
Price per share (in Dollars per share)			$ 4
Over-Allotment Option [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)			570,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible loan						$ 200,000
Forecast [Member]
Subsequent Events [Line Items]
Conversion date					Apr. 17, 2024
Bearing interest rate				3.00%	10.00%
Principal amount				$ 2,500,000
Forecast [Member] | Over-Allotment Option [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)	420,000	150,000
Net proceeds	$ 1,528,800	$ 546,000